Interest expense and similar charges (Tables)	12 Months Ended
Dec. 31, 2022
Interest expense and similar charges
Schedule of the main items of interest expense and similar charges

	2020	2021	2022

Deposits from credit institutions	12,400	10,967	19,373
Customer deposits	28,235	19,224	32,228
Marketable debt securities	5,756	5,308	7,632
Subordinated liabilities	1,767	1,668	1,646
Hedging financial derivatives	193	299	99
Other interest expense	1,824	2,214	2,906
	50,175	39,680	63,884